Intangible assets other than goodwill	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about intangible assets [abstract]
Intangible assets other than goodwill	Intangible assets other than goodwill
Intangible asset impairment charges
Impairment charges during the three months ended June 30, 2026 amounted to $505 million, recognized in Research & development in the Condensed Consolidated Income Statement due to the full impairment of the IOL programs acquired from PowerVision, Inc. in March 2019 ("PowerVision programs") cash generating unit ("CGU") in the Surgical reportable segment due to discontinuation of the PowerVision programs following the analysis of the latest clinical study data. The discontinuation of the PowerVision programs also resulted in a fair value adjustment of $103 million to contingent consideration liabilities in Provisions & other non-current liabilities and recognized in Research & development in the Condensed Consolidated Income Statement. In addition, there was a $115 million reversal of Deferred tax liabilities and recognized in Taxes in the Condensed Consolidated Income Statement. Impairment charges during the six months ended June 30, 2026 amounted to $543 million, including $505 million described above in the second quarter and a remaining amount of $38 million recognized in Cost of net sales in the Condensed Consolidated Income Statement in the first quarter due to the partial impairment of a currently marketed product CGU in the Vision Care reportable segment due to challenges gaining prescription share. The CGU was reduced to its recoverable amount of $9 million determined based on the value in use method with a discount rate of 8.25% at the time of impairment.
Impairment charges during the three months and six months ended June 30, 2025 amounted to $43 million recognized in Cost of net sales in the Condensed Consolidated Income Statement due to the full impairment of a currently marketed product CGU in the Vision Care reportable segment due to discontinuation of commercialization of the product.